Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units	Sep. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2020	$ 290,439	[1]
2021	484,451
2022	171,279
2023	24,476
Total	$ 970,645

[1]	Three-month period ending December 31, 2020.